NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Costs Incurred, Asset Retirement Obligation Incurred (in Dollars)		$ 1,654,032
Business Combination, Acquisition Related Costs (in Dollars)	4,147,005	1,404,059
Business Acquisition, Contingent Consideration, Shares Issuable (in Shares)	21,350,247
Fair Value Inputs, Discount Rate	10.00%
Impairment of Oil and Gas Properties (in Dollars)	1,069,948	1,558,036
Share-based Compensation (in Dollars)	$ 1,386,351	$ 1,464,874
Incremental Common Shares Attributable to Call Options and Warrants (in Shares)	4,150,000	4,150,000
Incremental Common Shares Attributable to Share-based Payment Arrangements (in Shares)	2,800,000	2,800,000
Incremental Common Shares Attributable to Conversion of Preferred Stock (in Shares)	1,700,000	2,300,000
Husky Energy Marketing [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	28.00%	17.00%
Kelly Maclaskey Oilfield Service Inc [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	16.00%	29.00%
Bp Canada Energy [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	13.00%	11.00%
Gibson Petroleum [Member] | Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	11.00%